Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Organization and Principal Activities [Line Items]
Date of incorporation	Feb. 09, 2022
Exclusive consultancy and service agreements term	10 years
Exclusive consultancy and service agreements extended term	10 years
Paid-in capital of VIE amount
Statutory reserves	¥ 17,088	¥ 9,387
WFOEs [Member]
Organization and Principal Activities [Line Items]
Beneficial interest rate	100.00%
Shenzhen Yiqi Culture Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Acquisition of equity interest	2.50%		61.05%